UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08603

Name of Fund:  BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Debt Strategies Fund,

Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)		557,488	$22,300
GEO Specialty Chemicals, Inc. (a)(b)		481,806	19,272
LyondellBasell Industries NV, Class A		26	2,348

			43,920
Diversified Financial Services — 0.2%
Kcad Holdings I Ltd.		1,075,282,733	1,494,643
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		5,037	6,548
Electric Utilities — 0.1%
Vistra Energy Corp (a)		39,599	552,406
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.		10,718	17,417
Media — 0.0%
Adelphia Communications Corp., Class A (a)		400,000	4
Adelphia Recovery Trust (a)		396,568	397

			401
Oil, Gas & Consumable Fuels — 0.0%
Denbury Resources, Inc.		37,600	142,128
Southcross Holdings LP		94	32,900

			175,028
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,707	11,539
Specialty Retail — 0.0%
Things Remembered, Inc. (a)		1,199,043	12
Total Common Stocks — 0.3%			2,301,914

Asset-Backed Securities		Par (000)
Asset-Backed Securities — 3.6%
ACAS CLO Ltd., Series 2015-1A, Class D, 4.53%, 4/18/27 (b)(c)	USD	280	267,164
ALM Loan Funding, Series 2013-7RA (b)(c):
Class C, 4.33%, 4/24/24		605	605,010
Class D, 5.88%, 4/24/24		1,150	1,150,034
ALM VII R-2, Ltd., Series 2013-7R2A, Class C, 4.33%, 4/24/24 (b)(c)		250	250,004
ALM XIV Ltd., Series 2014-14A, Class C, 4.34%, 7/28/26 (b)(c)		463	453,525

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Anchorage Capital CLO Ltd., Series 2015-6A, Class E1, 5.78%, 4/15/27 (b)(c)	USD	750	$632,854
Apidos CDO, Series 2015-21A, Class C, 4.43%, 7/18/27 (b)(c)		250	232,112
Ares CLO Ltd., Class D:
Series 2015-38A, 5.03%, 1/20/27 (b)(c)		1,000	1,002,000
Series 2016-41A, 5.09%, 1/15/29		450	443,381
Arrowpoint CLO Ltd., Series 2013-1A, Class CR, 5.51%, 11/15/28 (b)(c)		800	799,200
Atlas Senior Loan Fund Ltd. (b)(c):
Series 2012-1A, Class B2L, 7.16%, 8/15/24		340	340,026
Series 2014-6A, Class D, 4.58%, 10/15/26		1,240	1,199,470
Atrium CDO Corp., Series 9A, Class D, 4.44%, 2/28/24 (b)(c)		1,300	1,284,518
BlueMountain CLO Ltd., Class E (b)(c):
Series 2014-4A, 6.24%, 11/30/26		250	225,088
Series 2015-2A, 6.23%, 7/18/27		250	217,747
Burnham Park CLO Ltd., Series 2016-1A, Class D, 4.71%, 10/20/29 (b)(c)		1,000	988,900
Carlyle Global Market Strategies CLO Ltd. (b)(c):
Series 2012-4A, Class DR, 4.98%, 1/20/29		1,000	1,000,000
Series 2013-1A, Class C, 4.90%, 2/14/25		250	249,969
Series 2015-2A, Class C, 4.64%, 4/27/27		250	245,046
Series 2015-2A, Class D, 6.19%, 4/27/27		1,000	911,180
CFIP CLO Ltd., Series 2013-1A, Class D, 4.63%, 4/20/24 (b)(c)		1,500	1,475,680
CIFC Funding 2012-III, Ltd., Series 2012-3A, Class B1R, 4.88%, 1/29/25 (b)(c)		1,000	1,000,000
CIFC Funding Ltd., Series 2014-3A, Class D, 4.28%, 7/22/26 (b)(c)		250	237,863
Flatiron CLO Ltd., Series 2014-1A, Class D, 4.48%, 1/15/23 (b)(c)		1,000	1,000,021
Highbridge Loan Management Ltd., Series 6A-2015 (b)(c):
Class D, 4.53%, 5/05/27		300	281,481
Class E1, 6.33%, 5/05/27		1,250	1,119,848

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding IX Ltd., Series 2012-9AR, Class DR, 4.76%, 8/15/22 (b)(c)	USD	655	$651,308
Madison Park Funding X, Ltd., Series 2012-10A, Class DR, 5.08%, 1/20/29 (b)(c)		1,500	1,500,000
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, 5.13%, 11/14/27 (b)(c)		1,000	1,000,000
OCP CLO Ltd., Series 2012-2A, Class DR, 5.35%, 11/22/25 (b)(c)		1,000	989,000
OZLM IX Ltd., Series 2014-9A, Class C, 4.48%, 1/20/27 (b)(c)		750	730,913
OZLM XII Ltd., Series 2015-12A, Class C, 4.59%, 4/30/27 (b)(c)		340	328,979
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.38%, 1/21/26 (b)(c)		500	483,325
Stewart Park CLO Ltd., Series 2015-1A, Class E, 6.33%, 4/15/26 (b)(c)		500	444,754
TICP CLO I Ltd., Series 2015-1A, Class D, 4.43%, 7/20/27 (b)(c)		250	230,468
Venture XI CLO Ltd., Series 2012-11AR, Class DR, 4.26%, 11/14/22 (b)(c)		250	247,919
Venture XII CLO Ltd., Series 2012-12A, Class D, 4.59%, 2/28/24 (b)(c)		250	246,168
Venture XX CLO Ltd., Series 2015-20A, Class D, 4.73%, 4/15/27 (b)(c)		250	238,952
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.48%, 7/15/27 (b)(c)		500	480,015
Voya CLO Ltd., Series 2012-2AR, Class ER, 6.88%, 10/15/22 (b)(c)		1,250	1,244,950
Webster Park CLO Ltd., Series 2015-1A (b)(c):
Class B1, 3.98%, 1/20/27		500	506,894
Class C, 4.93%, 1/20/27		500	502,019
Total Asset-Backed Securities — 3.6%			27,437,785

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 1.7%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (b)	USD	167	$130,678
Bombardier, Inc. (b):
7.50%, 3/15/18		48	51,552
5.50%, 9/15/18		1,047	1,118,405
6.00%, 10/15/22		519	455,422
6.13%, 1/15/23		435	375,188
7.50%, 3/15/25		1,767	1,570,686
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (b)		307	319,280
KLX, Inc., 5.88%, 12/01/22 (b)		1,462	1,494,895
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		100	108,000
TransDigm, Inc.:
6.00%, 7/15/22		2,915	3,002,450
6.50%, 7/15/24		1,911	1,980,274
6.38%, 6/15/26(b)		2,142	2,179,485

			12,786,315
Air Freight & Logistics — 0.4%
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	100	110,896
6.50%, 6/15/22 (b)	USD	1,520	1,575,100
6.13%, 9/01/23 (b)		1,369	1,399,802

			3,085,798
Airlines — 1.3%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)		712	739,590
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		542	538,612
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		3,113	3,116,795
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		2,390	2,479,625
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		208	208,282
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		2,034	2,104,743
Virgin Australia Trust, Series 2013-1, Class C, 7.13%, 10/23/18 (b)		609	618,098

			9,805,745

2	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Auto Components — 0.9%
Allison Transmission, Inc., 5.00%, 10/01/24 (b)	USD	685	$690,137
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	175	187,644
Fiat Chrysler Finance Europe:
4.75%, 3/22/21		100	114,803
4.75%, 7/15/22		100	114,066
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	USD	133	132,003
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19		4,609	4,643,567
IHO Verwaltungs GmbH (d):
(2.75% Cash or 3.50% PIK), 2.75%, 9/15/21	EUR	100	107,282
(3.25% Cash or 4.00% PIK), 3.25%, 9/15/23		200	211,269
Jaguar Land Rover Automotive PLC, 5.63%, 2/01/23 (b)	USD	425	438,281
Venture Holdings Co. LLC (a)(e):
12.00%, 7/01/49		5,150	1
Series B, 9.50%, 7/01/2005		5,125	1

			6,639,054
Banks — 0.9%
Allied Irish Banks PLC, 4.13%, 11/26/25 (c)	EUR	100	103,600
Banco Espirito Santo SA (a)(e):
2.63%, 5/08/17		100	30,206
4.75%, 1/15/18		200	60,411
4.00%, 1/21/19		100	30,206
Bank of Ireland, 4.25%, 6/11/24 (c)		100	106,699
Bankia SA, 4.00%, 5/22/24 (c)		300	315,246
CIT Group, Inc.:
5.00%, 5/15/17	USD	950	960,688
5.25%, 3/15/18		1,434	1,483,071
6.63%, 4/01/18(b)		295	309,750
5.50%, 2/15/19(b)		3,099	3,271,382
5.00%, 8/01/23		130	133,900
Commerzbank AG, 7.75%, 3/16/21	EUR	100	124,551
Ibercaja Banco SA, 5.00%, 7/28/25 (c)		100	99,554
Lloyds Bank PLC, 11.88%, 12/16/21 (c)		12	12,772

			7,042,036
Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17	USD	87	89,175

Corporate Bonds	Par (000)		Value
Building Materials — 0.0%
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	100	$109,599
Building Products — 1.0%
American Builders & Contractors Supply Co., Inc. (b):
5.63%, 4/15/21	USD	210	216,825
5.75%, 12/15/23		415	425,375
Builders FirstSource, Inc., 5.63%, 9/01/24 (b)		153	153,765
Building Materials Corp. of America (b):
5.38%, 11/15/24		190	193,325
6.00%, 10/15/25		1,174	1,220,960
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		740	762,200
Masonite International Corp., 5.63%, 3/15/23 (b)		579	589,132
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,275	1,313,250
Standard Industries, Inc. (b):
5.13%, 2/15/21		84	87,360
5.50%, 2/15/23		453	465,458
USG Corp.:
7.75%, 1/15/18		980	1,033,900
5.88%, 11/01/21 (b)		1,233	1,287,326

			7,748,876
Capital Markets — 0.3%
Blackstone CQP Holdco LP, 9.30%, 3/19/19		1,487	1,497,876
E*Trade Financial Corp.:
5.38%, 11/15/22		773	819,197
Series A, 0.00%, 8/31/19 (f)(g)		100	334,316

			2,651,389
Chemicals — 2.0%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	100	103,830
Axalta Coating Systems LLC, 4.88%, 8/15/24 (b)	USD	475	472,625
CF Industries, Inc., 4.95%, 6/01/43		930	737,025
Chemours Co.:
6.63%, 5/15/23		270	266,625
7.00%, 5/15/25		321	316,185
GEO Specialty Chemicals, Inc., 7.50%, 10/30/18		6,513	6,754,889
Huntsman International LLC:
5.13%, 4/15/21	EUR	100	113,139
5.13%, 11/15/22	USD	1,101	1,117,515
Ineos Finance PLC, 4.00%, 5/01/23	EUR	100	108,105

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Chemicals (continued)
Inovyn Finance PLC, 6.25%, 5/15/21	EUR	100	$111,284
Platform Specialty Products Corp. (b):
10.38%, 5/01/21	USD	506	552,805
6.50%, 2/01/22		3,375	3,324,375
PQ Corp., 6.75%, 11/15/22 (b)		967	1,022,603
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	100	102,969
WR Grace & Co-Conn, 5.13%, 10/01/21 (b)	USD	118	123,900

			15,227,874
Commercial Services & Supplies — 0.9%
ADT Corp.:
3.50%, 7/15/22		765	721,012
4.13%, 6/15/23		435	414,337
4.88%, 7/15/32 (b)		268	222,440
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (b)		608	601,920
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.68%, 12/01/17 (c)		190	189,763
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		200	201,500
CEB, Inc., 5.63%, 6/15/23 (b)		760	737,200
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		1,445	1,134,325
Mobile Mini, Inc., 5.88%, 7/01/24		104	107,640
Modular Space Corp., 10.25%, 1/31/19 (a)(b)(e)		1,955	1,036,150
Silk Bidco AS, 7.50%, 2/01/22	EUR	150	164,542
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	858	907,335
5.75%, 11/15/24		165	170,775
Verisure Holding AB, 6.00%, 11/01/22	EUR	125	143,257

			6,752,196
Communications Equipment — 1.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	USD	3,205	3,357,237
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (b)		944	984,120
CommScope, Inc. (b):
5.00%, 6/15/21		574	581,175
5.50%, 6/15/24		272	278,419
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		3,045	3,174,413
6.38%, 5/15/25		1,223	1,271,920

			9,647,284

Corporate Bonds	Par (000)		Value
Construction & Engineering — 0.4%
AECOM Co., 5.75%, 10/15/22	USD	1,045	$1,094,638
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		1,125	1,080,000
Engility Corp., 8.88%, 9/01/24 (b)		468	480,870
Swissport Investments SA, 6.75%, 12/15/21	EUR	100	112,900
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23	USD	350	318,500

			3,086,908
Construction Materials — 0.8%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		117	121,680
HD Supply, Inc. (b):
5.25%, 12/15/21		2,410	2,542,550
5.75%, 4/15/24		2,935	3,001,037
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	100	109,959
PulteGroup, Inc., 5.50%, 3/01/26	USD	446	442,098
Rexel SA, 3.50%, 6/15/23	EUR	130	140,364

			6,357,688
Consumer Finance — 1.2%
Ally Financial, Inc.:
6.25%, 12/01/17	USD	30	31,088
5.13%, 9/30/24		1,207	1,207,000
4.63%, 3/30/25		216	209,520
8.00%, 11/01/31		5,181	5,880,435
Navient Corp.:
6.63%, 7/26/21		297	309,994
5.50%, 1/25/23		345	327,750
7.25%, 9/25/23		10	10,125
6.13%, 3/25/24		237	224,261
5.88%, 10/25/24		258	238,650
5.63%, 8/01/33		260	210,600
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (b)		439	446,682

			9,096,105
Containers & Packaging — 2.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3.85%, 12/15/19 (b)(c)		1,620	1,648,350
6.75%, 1/31/21 (b)		415	422,781
6.00%, 6/30/21 (b)		1,110	1,119,712
4.25%, 1/15/22	EUR	170	184,780
6.75%, 5/15/24		125	138,277
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (b):
6.25%, 1/31/19	USD	603	612,799
4.63%, 5/15/23		559	551,663
7.25%, 5/15/24		2,455	2,565,475

4	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Containers & Packaging (continued)
Ball Corp., 5.00%, 3/15/22	USD	823	$866,208
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,075	1,088,438
Crown European Holdings SA, 4.00%, 7/15/22	EUR	220	253,569
Graphic Packaging International, Inc., 4.13%, 8/15/24	USD	1,130	1,093,275
JH-Holding Finance SA, (8.25% Cash), 8.25%, 12/01/22 (d)	EUR	100	113,807
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20	USD	3,099	3,188,096
6.88%, 2/15/21		172	177,576
8.25%, 2/15/21		194	200,516
4.38%, 7/15/21 (b)(c)		1,671	1,706,509
5.13%, 7/15/23 (b)		372	375,720
7.00%, 7/15/24 (b)		1,754	1,851,566
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	100	110,092
Sealed Air Corp.:
4.88%, 12/01/22 (b)	USD	120	122,700
4.50%, 9/15/23	EUR	100	114,156
6.88%, 7/15/33 (b)	USD	63	64,890
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (b)		1,476	1,487,070
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (b)		200	206,000
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	100	110,489

			20,374,514
Diversified Consumer Services — 0.8%
APX Group, Inc.:
6.38%, 12/01/19	USD	283	290,075
7.88%, 12/01/22		695	741,912
Laureate Education, Inc., 9.25%, 9/01/19 (b)		427	410,454
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (b)		4,035	4,337,625
Service Corp. International, 4.50%, 11/15/20		307	313,217
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	100	106,590

			6,199,873
Diversified Financial Services — 0.3%
Aircastle Ltd.:
5.13%, 3/15/21	USD	33	34,733
5.50%, 2/15/22		427	448,350
Deutsche Bank AG, 4.25%, 10/14/21 (b)		150	147,713

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
FBM Finance, Inc., 8.25%, 8/15/21 (b)	USD	225	$232,875
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	128,561
HSH Nordbank AG, 0.53%, 2/14/17 (c)	EUR	129	133,617
Jefferies Finance LLC/JFIN Co-Issuer Corp. (b):
7.38%, 4/01/20	USD	625	610,937
6.88%, 4/15/22		516	485,040
ProGroup AG, 5.13%, 5/01/22	EUR	130	146,736
UniCredit SpA:
6.95%, 10/31/22		100	116,510
5.75%, 10/28/25 (c)		100	108,848
4.38%, 1/03/27 (c)		100	102,889

			2,696,809
Diversified Telecommunication Services — 2.0%
CenturyLink, Inc.:
6.45%, 6/15/21	USD	1,393	1,437,402
Series Y, 7.50%, 4/01/24		165	170,344
Cincinnati Bell, Inc., 7.00%, 7/15/24 (b)		1,562	1,632,290
Frontier Communications Corp.:
6.25%, 9/15/21		345	323,438
7.13%, 1/15/23		235	203,863
7.63%, 4/15/24		1,641	1,415,362
6.88%, 1/15/25		1,750	1,417,500
11.00%, 9/15/25		265	265,663
Level 3 Financing, Inc.:
4.76%, 1/15/18 (c)		646	646,807
5.38%, 8/15/22		925	941,187
5.13%, 5/01/23		1,120	1,118,600
5.38%, 1/15/24		712	715,560
5.38%, 5/01/25		869	864,655
5.25%, 3/15/26 (b)		411	403,807
OTE PLC, 3.50%, 7/09/20	EUR	100	107,772
SBA Communications Corp., 4.88%, 9/01/24 (b)	USD	1,105	1,064,944
SoftBank Group Corp., 4.75%, 7/30/25	EUR	129	146,633
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	301	287,455
6.00%, 9/30/34		429	401,115
7.20%, 7/18/36		280	279,916
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	100	132,354
Telecom Italia SpA:
6.38%, 6/24/19	GBP	200	272,672
3.25%, 1/16/23	EUR	150	161,706
5.88%, 5/19/23	GBP	100	137,514
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	322	375,399

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (continued)
Windstream Corp., 7.75%, 10/01/21	USD	451	$448,745
Windstream Services LLC, 7.50%, 6/01/22		339	320,250

			15,692,953
Electric Utilities — 0.0%
AES Corp., 4.88%, 5/15/23		256	248,320
Electrical Equipment — 0.0%
Areva SA, 4.88%, 9/23/24	EUR	50	52,860
Belden, Inc., 5.50%, 4/15/23		109	123,086

			175,946
Electronic Equipment, Instruments & Components — 0.6%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22	USD	500	530,000
5.00%, 9/01/23		1,036	1,041,180
5.50%, 12/01/24		2,796	2,865,900

			4,437,080
Energy Equipment & Services — 0.5%
Ensco PLC, 4.50%, 10/01/24		205	164,000
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (b)		568	542,440
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		103	103,515
6.75%, 8/01/22		557	569,533
GrafTech International Ltd., 6.38%, 11/15/20		150	118,500
Noble Holding International Ltd., 4.63%, 3/01/21		55	43,725
Transocean, Inc.:
2.50%, 10/15/17		354	353,823
6.00%, 3/15/18		1,094	1,100,837
7.38%, 4/15/18		90	91,800
5.55%, 10/15/22		322	284,165
9.00%, 7/15/23 (b)		32	32,400
Weatherford International Ltd., 9.88%, 2/15/24 (b)		356	366,680

			3,771,418
Environmental, Maintenance, & Security Service — 0.0%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	108,406
Food & Staples Retailing — 1.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (b):
6.63%, 6/15/24	USD	308	318,349
5.75%, 3/15/25		748	734,012

Corporate Bonds	Par (000)		Value
Food & Staples Retailing (continued)
Casino Guichard Perrachon SA:
3.31%, 1/25/23	EUR	100	$114,762
3.25%, 3/07/24		200	222,320
2.33%, 2/07/25		100	103,701
Dollar Tree, Inc.:
5.25%, 3/01/20	USD	69	71,242
5.75%, 3/01/23		4,108	4,385,290
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24		127	133,667
Rite Aid Corp.:
9.25%, 3/15/20		435	455,119
6.75%, 6/15/21		32	33,730
6.13%, 4/01/23 (b)		1,865	1,993,498
7.70%, 2/15/27		56	69,160
Tesco PLC, 5.00%, 3/24/23	GBP	100	133,129

			8,767,979
Food Products — 1.1%
Acosta, Inc., 7.75%, 10/01/22 (b)	USD	475	393,063
Aramark Services, Inc.:
5.75%, 3/15/20		165	168,713
5.13%, 1/15/24 (b)		78	80,080
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (b)		770	770,000
JBS USA LLC/JBS USA Finance, Inc. (b):
7.25%, 6/01/21		355	365,650
5.75%, 6/15/25		704	689,920
Post Holdings, Inc. (b):
7.75%, 3/15/24		837	922,792
8.00%, 7/15/25		508	570,382
5.00%, 8/15/26		2,562	2,424,292
Smithfield Foods, Inc.:
5.88%, 8/01/21 (b)		257	266,959
6.63%, 8/15/22		849	894,634
TreeHouse Foods, Inc., 6.00%, 2/15/24 (b)		274	284,275
WhiteWave Foods Co., 5.38%, 10/01/22		239	263,498

			8,094,258
Health Care Equipment & Supplies — 0.6%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (b)		595	496,825
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		1,872	1,633,320
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (b)		820	885,600
IDH Finance PLC, 6.25%, 8/15/22	GBP	100	117,300

6	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (b):
4.88%, 4/15/20	USD	350	$343,000
5.75%, 8/01/22		990	923,175
5.63%, 10/15/23		185	167,425

			4,566,645
Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		872	843,660
6.50%, 3/01/24		122	121,390
Alere, Inc., 6.38%, 7/01/23 (b)		406	409,553
Amsurg Corp., 5.63%, 7/15/22		2,812	2,871,755
Centene Corp.:
5.63%, 2/15/21		716	737,480
4.75%, 5/15/22		262	258,070
6.13%, 2/15/24		311	316,007
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		156	152,100
8.00%, 11/15/19		75	59,063
6.88%, 2/01/22		994	662,874
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		810	799,875
HCA Holdings, Inc., 6.25%, 2/15/21		510	535,245
HCA, Inc.:
3.75%, 3/15/19		1,048	1,071,580
6.50%, 2/15/20		1,744	1,898,780
7.50%, 2/15/22		430	478,375
5.88%, 3/15/22		1,148	1,232,665
4.75%, 5/01/23		658	662,935
5.00%, 3/15/24		1,015	1,017,537
5.38%, 2/01/25		1,528	1,495,530
5.25%, 4/15/25		66	66,495
5.88%, 2/15/26		1,572	1,566,105
5.25%, 6/15/26		580	580,626
4.50%, 2/15/27		1,227	1,156,447
HealthSouth Corp., 5.75%, 11/01/24		1,134	1,136,835
Hologic, Inc., 5.25%, 7/15/22 (b)		475	492,813
MEDNAX, Inc., 5.25%, 12/01/23 (b)		574	582,610
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (b)		1,696	1,782,920
New Amethyst Corp., 6.25%, 12/01/24 (b)(h)		302	312,570
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (b)		609	606,716
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (b)		128	128,640

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (b)	USD	146	$152,570
Tenet Healthcare Corp.:
6.25%, 11/01/18		607	632,798
4.75%, 6/01/20		1,190	1,176,612
4.35%, 6/15/20 (c)		989	989,000
6.00%, 10/01/20		2,918	2,972,712
4.50%, 4/01/21		24	23,280
7.50%, 1/01/22 (b)(h)		380	390,688
6.75%, 6/15/23		1,355	1,158,525

			31,533,436
Hotels, Restaurants & Leisure — 2.7%
Boyd Gaming Corp., 6.88%, 5/15/23		758	805,375
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20		1,428	1,492,260
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (b)(d)		204	200,940
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21	EUR	100	104,660
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)	USD	1,018	984,915
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		391	404,685
International Game Technology PLC, 6.25%, 2/15/22 (b)		200	212,500
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC (b):
5.00%, 6/01/24		66	66,660
5.25%, 6/01/26		234	236,340
MGM Resorts International:
8.63%, 2/01/19		474	526,140
5.25%, 3/31/20		1,261	1,323,262
6.75%, 10/01/20		275	301,125
6.63%, 12/15/21		1,352	1,477,060
4.63%, 9/01/26		1,410	1,343,025
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (b)		2,920	3,058,700
New Red Finance, Inc., 6.00%, 4/01/22 (b)		2,115	2,204,887
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	109,756
Sabre GLBL, Inc., 5.25%, 11/15/23 (b)	USD	221	223,763
Scientific Games International, Inc.:
7.00%, 1/01/22 (b)		86	90,730
10.00%, 12/01/22		2,120	1,987,500

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)	USD	842	$867,892
Station Casinos LLC, 7.50%, 3/01/21		1,938	2,030,055
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/16 (a)(e)		800	—
Unique Pub Finance Co. PLC, Series A4, 5.66%, 6/30/27	GBP	283	371,319
Vue International Bidco PLC, 7.88%, 7/15/20		147	191,247

			20,614,796
Household Durables — 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)	USD	285	286,425
CalAtlantic Group, Inc.:
8.38%, 1/15/21		1,090	1,267,125
5.25%, 6/01/26		285	276,450
Lennar Corp.:
4.75%, 11/15/22		475	483,313
4.88%, 12/15/23		265	261,025
Meritage Homes Corp., 4.50%, 3/01/18		589	600,780
Ryland Group, Inc., 6.63%, 5/01/20		130	142,675
Standard Pacific Corp., 5.88%, 11/15/24		360	369,900
TRI Pointe Group, Inc.:
4.38%, 6/15/19		435	441,525
4.88%, 7/01/21		525	534,187

			4,663,405
Household Products — 0.3%
Spectrum Brands, Inc.:
6.63%, 11/15/22		1,810	1,918,600
6.13%, 12/15/24		87	92,220
5.75%, 7/15/25		462	479,325

			2,490,145
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.:
7.38%, 7/01/21		559	613,502
5.50%, 3/15/24		725	714,125
6.00%, 5/15/26		201	197,483
Calpine Corp., 5.38%, 1/15/23		128	123,572
Dynegy, Inc.:
6.75%, 11/01/19		665	671,650
7.38%, 11/01/22		231	219,450
NRG Energy, Inc.:
7.88%, 5/15/21		124	128,650
6.25%, 5/01/24		50	48,375

Corporate Bonds	Par (000)		Value
Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc. (continued):
7.25%, 5/15/26 (b)	USD	415	$405,662
6.63%, 1/15/27 (b)		1,399	1,294,075
NRG Yield Operating LLC, 5.38%, 8/15/24		195	193,538
QEP Resources, Inc., 5.38%, 10/01/22		2,090	2,032,525

			6,642,607
Industrial Conglomerates — 0.3%
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (b)		2,009	2,025,323
Insurance — 0.4%
Assicurazioni Generali SpA, 7.75%, 12/12/42 (c)	EUR	100	121,900
HUB International Ltd. (b):
9.25%, 2/15/21	USD	367	378,010
7.88%, 10/01/21		994	1,015,122
Wayne Merger Sub LLC, 8.25%, 8/01/23 (b)		1,560	1,579,500

			3,094,532
Internet & Direct Marketing Retail — 0.1%
Netflix, Inc., 4.38%, 11/15/26 (b)		474	461,562
Internet Software & Services — 0.3%
Equinix, Inc., 5.88%, 1/15/26		997	1,034,397
IAC/InterActiveCorp, 4.88%, 11/30/18		588	596,820
Netflix, Inc.:
5.50%, 2/15/22		72	77,040
5.75%, 3/01/24		259	273,893
5.88%, 2/15/25		132	141,255

			2,123,405
IT Services — 1.6%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		795	814,875
First Data Corp. (b):
7.00%, 12/01/23		4,762	4,985,243
5.75%, 1/15/24		4,436	4,491,450
Millennium Corp., 0.00%, 12/31/49		2,240	—
Western Digital Corp., 10.50%, 4/01/24 (b)		933	1,079,947
WEX, Inc., 4.75%, 2/01/23 (b)		601	590,483

			11,961,998
Machinery — 0.2%
Gardner Denver, Inc., 6.88%, 8/15/21 (b)		380	374,300
SPX FLOW, Inc. (b):
5.63%, 8/15/24		359	352,717

8	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Machinery (continued)
SPX FLOW, Inc. (b) (continued):
5.88%, 8/15/26	USD	359	$350,923
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	100	112,042

			1,189,982
Media — 9.3%
Adria Bidco BV, 7.88%, 11/15/20		200	220,555
Altice Financing SA:
5.25%, 2/15/23		100	110,648
7.50%, 5/15/26 (b)	USD	663	672,116
Altice Luxembourg SA (b):
7.75%, 5/15/22		1,110	1,162,725
7.63%, 2/15/25		203	208,075
Altice US Finance I Corp. (b):
5.38%, 7/15/23		2,707	2,737,454
5.50%, 5/15/26		637	630,630
AMC Networks, Inc.:
4.75%, 12/15/22		156	156,195
5.00%, 4/01/24		1,160	1,162,900
Cablevision Systems Corp.:
7.75%, 4/15/18		362	380,553
8.00%, 4/15/20		502	539,650
CBS Radio, Inc., 7.25%, 11/01/24 (b)		602	632,473
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/23		1,110	1,140,525
5.88%, 4/01/24 (b)		654	692,423
5.75%, 2/15/26 (b)		1,148	1,179,570
5.50%, 5/01/26 (b)		774	781,740
5.88%, 5/01/27 (b)		1,565	1,596,300
Cellnex Telecom SA, 2.38%, 1/16/24	EUR	100	103,421
Cequel Communications Holdings I LLC/Cequel Capital Corp. (b):
6.38%, 9/15/20	USD	420	428,400
5.13%, 12/15/21		1,570	1,548,212
7.75%, 7/15/25		2,269	2,427,830
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25 (b)		1,300	1,357,005
Clear Channel International BV, 8.75%, 12/15/20 (b)		700	731,500
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		7,365	7,396,950
Series B, 7.63%, 3/15/20		2,524	2,489,295
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (b)		850	904,188

Corporate Bonds	Par (000)		Value
Media (continued)
CSC Holdings LLC:
10.13%, 1/15/23 (b)	USD	512	$590,080
5.25%, 6/01/24		2,031	1,903,859
6.63%, 10/15/25 (b)		1,298	1,401,840
10.88%, 10/15/25 (b)		1,590	1,852,350
DISH DBS Corp.:
5.88%, 7/15/22		1,830	1,894,050
5.88%, 11/15/24		457	463,284
7.75%, 7/01/26		2,518	2,779,242
eircom Finance DAC, 4.50%, 5/31/22	EUR	100	109,421
Hughes Satellite Systems Corp. (b):
5.25%, 8/01/26	USD	408	386,070
6.63%, 8/01/26		1,136	1,093,400
iHeartCommunications, Inc.:
9.00%, 12/15/19		450	354,375
9.00%, 3/01/21		160	118,000
9.00%, 9/15/22		930	688,200
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		1,467	957,218
LG Finance Co. Corp., 5.88%, 11/01/24 (b)		231	229,845
MDC Partners, Inc., 6.50%, 5/01/24 (b)		580	498,075
Midcontinent Communications & Midcontinent Finance Corp. (b):
6.25%, 8/01/21		265	276,594
6.88%, 8/15/23		309	324,836
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		538	543,380
Nexstar Escrow Corp., 5.63%, 8/01/24 (b)		531	525,690
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		410	418,200
Numericable Group SA, 5.38%, 5/15/22	EUR	100	110,171
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22	USD	130	134,875
5.63%, 2/15/24		242	248,655
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)		485	514,100
SFR Group SA (b):
6.00%, 5/15/22		1,192	1,200,940
7.38%, 5/01/26		4,095	4,084,762
Sirius XM Radio, Inc. (b):
4.25%, 5/15/20		141	143,468
5.75%, 8/01/21		464	484,300
4.63%, 5/15/23		60	58,950

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Media (continued)
Sterling Entertainment Corp., 9.75%, 12/15/19	USD	1,300	$1,287,000
TEGNA, Inc.:
5.13%, 10/15/19		215	220,446
4.88%, 9/15/21 (b)		249	256,159
5.50%, 9/15/24 (b)		289	293,335
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (b)		457	466,711
Tribune Media Co., 5.88%, 7/15/22		1,583	1,543,742
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
4.00%, 1/15/25	EUR	198	213,197
3.50%, 1/15/27		200	203,491
Univision Communications, Inc. (b):
5.13%, 5/15/23	USD	3,152	3,037,740
5.13%, 2/15/25		1,170	1,108,575
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	100	122,057
Virgin Media Secured Finance PLC:
5.38%, 4/15/21 (b)	USD	1,152	1,188,000
5.25%, 1/15/26 (b)		975	943,313
5.50%, 8/15/26 (b)		320	313,600
4.88%, 1/15/27	GBP	100	119,552
6.25%, 3/28/29		233	300,946
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)	USD	1,300	1,345,500
Wind Acquisition Finance SA:
7.00%, 4/23/21	EUR	100	109,429
7.38%, 4/23/21 (b)	USD	1,205	1,229,100
Ziggo Bond Finance BV, 5.88%, 1/15/25 (b)		1,095	1,075,837

			71,157,293
Metals & Mining — 4.8%
Alcoa Nederland Holding BV (b):
6.75%, 9/30/24		208	223,080
7.00%, 9/30/26		270	286,200
Alcoa, Inc.:
6.15%, 8/15/20		1,395	1,503,391
5.13%, 10/01/24		1,371	1,398,420
5.90%, 2/01/27		280	284,200
Anglo American Capital PLC:
1.50%, 4/01/20	EUR	100	105,312
3.50%, 3/28/22		100	111,227
ArcelorMittal:
7.25%, 2/25/22	USD	61	68,625
8.00%, 10/15/39		178	188,235
7.75%, 3/01/41		938	963,701
Constellium NV (b):
8.00%, 1/15/23		2,600	2,684,500
5.75%, 5/15/24		1,175	1,092,750

Corporate Bonds	Par (000)		Value
Metals & Mining (continued)
First Quantum Minerals Ltd. (b):
7.00%, 2/15/21	USD	440	$433,400
7.25%, 5/15/22		435	421,950
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (b)		553	637,941
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		3,710	3,682,175
3.10%, 3/15/20		850	835,125
4.00%, 11/14/21		804	787,920
3.55%, 3/01/22		1,144	1,082,796
3.88%, 3/15/23		4,595	4,319,300
5.40%, 11/14/34		1,271	1,112,125
5.45%, 3/15/43		1,313	1,122,615
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (b)		482	525,380
Novelis Corp. (b):
6.25%, 8/15/24		1,758	1,819,530
5.88%, 9/30/26		1,904	1,901,620
Nyrstar NV, Series NYR, 5.00%, 7/11/22 (g)	EUR	100	105,434
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	790	823,575
6.38%, 8/15/22		595	626,238
5.25%, 4/15/23		1,015	1,053,063
5.50%, 10/01/24		138	145,935
Teck Resources Ltd.:
3.00%, 3/01/19		250	248,125
3.75%, 2/01/23		1,148	1,090,600
8.50%, 6/01/24 (b)		722	842,935
6.13%, 10/01/35		181	181,036
6.00%, 8/15/40		511	495,670
6.25%, 7/15/41		429	430,094
5.20%, 3/01/42		1,118	1,011,790
5.40%, 2/01/43		532	481,460
United States Steel Corp., 8.38%, 7/01/21 (b)		624	689,520
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		820	850,750

			36,667,743
Multi-Utilities — 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.88%, 10/15/21		390	389,025
7.50%, 11/01/23 (b)		780	778,050

			1,167,075
Multiline Retail — 0.1%
Neiman Marcus Group Ltd. (b):
8.00%, 10/15/21		1,035	812,475

10	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Multiline Retail (continued)
Neiman Marcus Group Ltd. (b) (continued):
(8.75% Cash or 9.50% PIK), 8.75%, 10/15/21 (d)	USD	150	$113,250

			925,725
Offshore Drilling & Other Services — 0.0%
Sensata Technologies BV, 5.63%, 11/01/24 (b)		220	229,350
Oil, Gas & Consumable Fuels — 9.0%
California Resources Corp., 8.00%, 12/15/22 (b)		1,672	1,337,600
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		750	765,000
Cenovus Energy, Inc.:
5.70%, 10/15/19		89	94,676
5.20%, 9/15/43		60	54,593
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (b)		912	971,280
Chesapeake Energy Corp.:
7.25%, 12/15/18		150	155,813
4.13%, 4/15/19 (c)		863	815,535
6.63%, 8/15/20		65	62,888
6.88%, 11/15/20		100	93,500
4.88%, 4/15/22		620	528,550
8.00%, 12/15/22 (b)		140	144,900
Concho Resources, Inc., 6.50%, 1/15/22		172	178,450
CONSOL Energy, Inc.:
5.88%, 4/15/22		6,195	5,947,200
8.00%, 4/01/23		40	40,800
Continental Resources, Inc.:
5.00%, 9/15/22		239	238,402
4.50%, 4/15/23		321	312,172
3.80%, 6/01/24		1,613	1,492,025
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		65	66,138
6.25%, 4/01/23		90	91,350
CrownRock LP/CrownRock Finance, Inc. (b):
7.13%, 4/15/21		635	658,812
7.75%, 2/15/23		105	111,825
DCP Midstream LLC (b):
4.75%, 9/30/21		745	756,175
6.45%, 11/03/36		250	246,250
6.75%, 9/15/37		426	427,065
Denbury Resources, Inc.:
9.00%, 5/15/21 (b)		1,288	1,336,300
5.50%, 5/01/22		438	358,065
4.63%, 7/15/23		108	83,160

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Encana Corp.:
3.90%, 11/15/21	USD	148	$146,292
5.15%, 11/15/41		454	394,476
Energy Transfer Equity LP:
7.50%, 10/15/20		200	223,500
5.88%, 1/15/24		1,078	1,104,950
5.50%, 6/01/27		494	481,650
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24 (b)		625	643,750
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (b)		738	776,745
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 5/15/23		184	184,000
5.63%, 6/15/24		85	82,875
Gulfport Energy Corp.:
6.63%, 5/01/23		163	170,335
6.00%, 10/15/24 (b)		962	978,835
Halcon Resources Corp., 8.63%, 2/01/20 (b)		270	276,885
Hilcorp Energy I LP/Hilcorp Finance Co. (b):
5.00%, 12/01/24		461	465,610
5.75%, 10/01/25		168	170,520
MEG Energy Corp. (b):
6.50%, 3/15/21		2,599	2,339,100
6.38%, 1/30/23		54	47,655
7.00%, 3/31/24		694	605,515
Murphy Oil Corp., 6.88%, 8/15/24		673	708,332
NGPL PipeCo LLC (b):
7.12%, 12/15/17		5,023	5,211,362
9.63%, 6/01/19		435	454,575
7.77%, 12/15/37		887	926,915
Noble Energy, Inc., 5.63%, 5/01/21		248	257,339
Oasis Petroleum, Inc.:
6.50%, 11/01/21		1,004	1,014,040
6.88%, 3/15/22		797	820,910
ONEOK, Inc., 7.50%, 9/01/23		190	215,057
Paramount Resources, Ltd., 6.88%, 6/30/23 (b)		2,515	2,647,037
PDC Energy, Inc.:
7.75%, 10/15/22		452	476,860
6.13%, 9/15/24 (b)		415	425,375
QEP Resources, Inc.:
6.88%, 3/01/21		52	53,560
5.25%, 5/01/23		95	92,150
Range Resources Corp. (b):
5.75%, 6/01/21		277	279,770
5.88%, 7/01/22		1,343	1,349,715
5.00%, 8/15/22		10	9,625

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp. (b) (continued):
5.00%, 3/15/23	USD	555	$532,800
Resolute Energy Corp., 8.50%, 5/01/20		639	640,597
Rockies Express Pipeline LLC (b):
6.85%, 7/15/18		99	103,950
6.00%, 1/15/19		26	27,040
5.63%, 4/15/20		140	145,250
6.88%, 4/15/40		564	572,460
RSP Permian, Inc., 6.63%, 10/01/22		356	373,800
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		630	667,800
6.25%, 3/15/22		204	219,810
5.63%, 4/15/23		5,633	5,886,485
5.75%, 5/15/24		872	919,960
5.63%, 3/01/25		208	216,840
5.88%, 6/30/26 (b)		821	867,181
5.00%, 3/15/27 (b)		105	103,688
Sanchez Energy Corp.:
7.75%, 6/15/21		672	638,400
6.13%, 1/15/23		2,736	2,394,000
Seven Generations Energy Ltd. (b):
8.25%, 5/15/20		381	405,289
6.75%, 5/01/23		324	340,605
SM Energy Co.:
6.50%, 11/15/21		375	379,687
6.13%, 11/15/22		187	187,468
5.00%, 1/15/24		931	877,467
5.63%, 6/01/25		390	374,400
Southwestern Energy Co.:
7.50%, 2/01/18		42	43,890
5.80%, 1/23/20		1,385	1,412,700
4.10%, 3/15/22		442	406,640
6.70%, 1/23/25		80	79,200
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b):
5.13%, 2/01/25		158	155,927
5.38%, 2/01/27		92	90,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 8/01/22		120	123,600
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		81	84,746
6.25%, 10/15/22		833	891,310
Weatherford International LLC, 6.80%, 6/15/37		57	45,030
Weatherford International Ltd.:
4.50%, 4/15/22		184	159,506
6.50%, 8/01/36		145	111,650

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Weatherford International Ltd. (continued):
5.95%, 4/15/42	USD	68	$50,334
Whiting Petroleum Corp.:
5.00%, 3/15/19		199	196,513
1.25%, 6/05/20 (g)		697	901,744
5.75%, 3/15/21 (g)		281	383,994
6.25%, 4/01/23 (g)		66	88,698
Williams Cos., Inc.:
3.70%, 1/15/23		35	32,988
4.55%, 6/24/24		2,079	2,027,025
5.75%, 6/24/44		1,017	961,065
WPX Energy, Inc.:
5.25%, 1/15/17		70	70,088
7.50%, 8/01/20		115	121,325
6.00%, 1/15/22		1,583	1,622,084
8.25%, 8/01/23		400	441,000

			68,780,723
Paper & Forest Products — 0.0%
International Paper Co., 7.30%, 11/15/39		5	6,249
Pharmaceuticals — 1.5%
Capsugel SA, (7.00% Cash or 7.75% PIK), 7.00%, 5/15/19 (b)(d)		132	132,054
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	100	114,199
Ephios Holdco II PLC, 8.25%, 7/01/23		100	113,635
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	USD	937	965,110
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (b)		976	988,200
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (b)		2,123	2,186,860
NBTY, Inc., 7.63%, 5/15/21 (b)		1,899	1,872,889
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18		961	910,547
5.38%, 3/15/20		35	29,400
7.00%, 10/01/20		1,441	1,246,465
7.50%, 7/15/21		1,561	1,319,045
5.63%, 12/01/21		568	437,360
7.25%, 7/15/22		1,010	828,200
5.88%, 5/15/23		79	58,855
6.13%, 4/15/25		220	162,800

			11,365,619

12	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) — 0.3%
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (b)	USD	423	$414,540
iStar, Inc.:
4.00%, 11/01/17		535	536,337
5.00%, 7/01/19		375	368,438
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/01/26 (b)		714	683,655

			2,002,970
Real Estate Management & Development — 0.4%
Realogy Group LLC/Realogy Co-Issuer Corp. (b):
4.50%, 4/15/19		391	400,775
5.25%, 12/01/21		541	553,172
4.88%, 6/01/23		1,867	1,792,320
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		245	248,063

			2,994,330
Road & Rail — 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, 6/01/22 (b)		1,880	1,814,200
EC Finance PLC, 5.13%, 7/15/21	EUR	115	126,758
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)	USD	1,338	1,378,140
Herc Rentals, Inc. (b):
7.50%, 6/01/22		222	228,938
7.75%, 6/01/24		55	56,513
Hertz Corp.:
7.38%, 1/15/21		1,122	1,126,488
5.50%, 10/15/24(b)		714	622,072
Loxam SAS, 3.50%, 5/03/23	EUR	100	104,660
United Rentals North America, Inc., 5.50%, 7/15/25	USD	2	2,015
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		350	358,750

			5,818,534
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		200	214,000
Micron Technology, Inc. (b):
5.25%, 8/01/23		433	427,587
5.63%, 1/15/26		282	274,950
Microsemi Corp., 9.13%, 4/15/23 (b)		67	77,553
NXP BV/NXP Funding LLC (b):
4.13%, 6/15/20		861	895,440
4.13%, 6/01/21		347	361,748
4.63%, 6/15/22		1,050	1,110,375
4.63%, 6/01/23		202	213,110

Corporate Bonds	Par (000)		Value
Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies BV, 5.00%, 10/01/25 (b)	USD	852	$839,220
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (b)		200	209,500

			4,623,483
Software — 2.2%
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		1,731	1,557,900
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (b)		1,910	1,910,000
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (b)(d)		1,666	1,670,165
Infor US, Inc., 6.50%, 5/15/22		3,047	3,130,792
Informatica LLC, 7.13%, 7/15/23 (b)		840	793,800
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (b)		145	148,806
Nuance Communications, Inc. (b):
5.38%, 8/15/20		1,020	1,042,950
6.00%, 7/01/24		835	857,963
PTC, Inc., 6.00%, 5/15/24		197	207,343
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (b)		2,716	3,001,180
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		1,485	1,514,700
TIBCO Software, Inc., 11.38%, 12/01/21 (b)		959	918,242

			16,753,841
Specialty Retail — 0.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		1,605	1,617,037
JC Penney Corp., Inc., 7.40%, 4/01/37		341	301,785
L Brands, Inc., 6.88%, 11/01/35		723	723,000
Penske Automotive Group, Inc.:
5.75%, 10/01/22		365	373,213
5.38%, 12/01/24		646	634,695
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		146	151,293
5.50%, 11/01/23		570	592,800
Sonic Automotive, Inc., 5.00%, 5/15/23		146	140,890
THOM Europe SAS, 7.38%, 7/15/19	EUR	100	111,553

			4,646,266

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Corporate Bonds	Par (000)		Value
Technology Hardware, Storage & Peripherals — 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b):
4.42%, 6/15/21	USD	365	$375,583
7.13%, 6/15/24		1,277	1,395,083
6.02%, 6/15/26		445	468,147
8.35%, 7/15/46		385	451,446
Western Digital Corp., 7.38%, 4/01/23 (b)		391	422,280

			3,112,539
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 5/01/23	EUR	100	112,998
PVH Corp., 4.50%, 12/15/22	USD	122	122,915

			235,913
Thrifts & Mortgage Finance — 0.0%
Jerrold Finco PLC, 6.25%, 9/15/21	GBP	100	124,970
Trading Companies & Distributors — 0.0%
Ashtead Capital, Inc., 5.63%, 10/01/24 (b)	USD	320	332,800
Transportation Infrastructure — 0.0%
Jack Cooper Enterprises, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (b)(d)		1,256	138,149
Utilities — 0.0%
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	100	110,193
Wireless Telecommunication Services — 3.4%
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	USD	2,830	2,971,500
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		375	411,713
Digicel Group Ltd., 7.13%, 4/01/22 (b)		485	360,113
Digicel Ltd., 6.00%, 4/15/21 (b)		2,628	2,282,760
GEO Group, Inc.:
5.88%, 1/15/22		90	89,775
5.88%, 10/15/24		360	347,400
6.00%, 4/15/26		295	283,200
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	100	106,473
Sprint Capital Corp.:
6.90%, 5/01/19	USD	270	281,475
6.88%, 11/15/28		1,973	1,897,829
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		6,417	7,050,679
7.00%, 8/15/20		540	560,250
Sprint Corp.:
7.88%, 9/15/23		1,079	1,114,067
7.13%, 6/15/24		4,028	4,005,363

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (b)	USD	902	$904,255
T-Mobile USA, Inc.:
6.63%, 4/28/21		390	407,062
6.13%, 1/15/22		81	84,813
6.73%, 4/28/22		1,172	1,224,564
6.00%, 3/01/23		653	684,017
6.84%, 4/28/23		85	90,206
6.50%, 1/15/24		584	623,963
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	168	180,280

			25,961,757
Total Corporate Bonds — 67.9%			519,216,956

Floating Rate Loan Interests (c)
Aerospace & Defense — 0.9%
BE Aerospace, Inc., 2014 Term Loan B, 3.85%, 12/16/21	USD	1,426	1,429,245
Camp International Holding Co., 2016 1st Lien Term Loan, 4.75%, 8/11/23		640	639,603
Engility Corp.:
Term Loan B1, 4.86%, 8/12/20		245	247,144
Term Loan B2, 5.75%, 8/12/23		461	465,788
TransDigm, Inc.:
2015 Term Loan E, 3.75%, 5/14/22		694	695,776
2016 Extended Term Loan F, 3.75%, 6/09/23		2,768	2,773,683
Term Loan D, 3.84%, 6/04/21		831	832,952

			7,084,191
Air Freight & Logistics — 0.5%
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		778	619,427
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		799	636,202
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		137	109,229
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,062	845,444
XPO Logistics, Inc., Term Loan B2, 4.25%, 10/30/21		1,579	1,593,639

			3,803,941

14	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)	Par (000)		Value
Airlines — 0.1%
Northwest Airlines, Inc.:
3.08%, 3/10/17	USD	82	$81,914
2.46%, 9/10/18		302	296,010

			377,924
Auto Components — 1.4%
Anchor Glass Container Corp., 2016 1st Lien Term Loan, 5.00%, 12/01/23		365	366,599
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		1,984	1,960,804
2nd Lien Term Loan, 11.00%, 1/29/18		1,890	1,703,948
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		1,259	1,161,792
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		5,170	5,139,898
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.86%, 4/30/19		602	606,064

			10,939,105
Building Materials — 0.8%
Forterra ,Inc., Term Loan B, 6.00%, 10/18/23		526	525,605
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		895	895,000
2015 Term Loan, 4.75%, 7/28/22		1,659	1,656,343
2016 Incremental Delayed Draw Term Loan, 5.00%, 7/28/22		303	305,252
2016 Incremental Term Loan, 5.50%, 7/28/22		3,009	3,028,486

			6,410,686
Building Products — 2.0%
Continental Building Products LLC, 1st Lien Term Loan, 3.59%, 8/10/23		1,431	1,427,206
CPG International, Inc., Term Loan, 4.75%, 9/30/20		3,920	3,934,212
GYP Holdings III Corp., 1st Lien Term Loan, 4.50%, 4/01/21		1,383	1,382,837
Jeld-Wen, Inc., Consolidated Term Loan B, 4.75%, 7/01/22		2,162	2,178,619
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		1,227	1,233,823
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 4.25%, 11/02/23		2,495	2,500,614

Floating Rate Loan Interests (c)	Par (000)		Value
Building Products (continued)
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		404	403,842
Term Loan B, 4.00%, 10/31/19	USD	2,243	$2,244,042

			15,305,195
Capital Markets — 0.2%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		426	415,447
RPI Finance Trust, Term Loan B5, 3.18%, 10/14/22		1,130	1,139,169

			1,554,616
Chemicals — 1.7%
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		2,416	2,424,557
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		72	72,140
Chemours Co., Term Loan B, 3.75%, 5/12/22		155	152,615
MacDermid, Inc.:
2016 Term Loan, 5.00%, 6/07/23		2,191	2,209,527
Term Loan B3, 5.50%, 6/07/20		574	574,608
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		2,380	2,265,812
PQ Corporation, 2016 Term Loan, 5.25%, 11/04/22		698	703,487
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		514	516,067
2015 2nd Lien Term Loan, 8.50%, 6/19/23		655	647,631
Solenis International LP, 2nd Lien Term Loan, 7.69%, 7/31/22		1,915	1,859,944
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		573	572,026
Versum Materials, Inc., Term Loan, 3.34%, 9/29/23		715	719,769

			12,718,183
Commercial Services & Supplies — 3.5%
Advanced Disposal Services Inc., Term Loan B3, 3.50%, 11/10/23		2,019	2,017,972
Aramark Services, Inc.:
Term Loan E, 3.25%, 9/07/19		1,778	1,791,769
Term Loan F, 3.34%, 2/24/21		1,195	1,204,814

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)	Par (000)		Value
Commercial Services & Supplies (continued)
Asurion LLC, Term Loan B5, 4.75%, 11/03/23	USD	1,420	$1,429,131
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		1,961	1,930,337
Camelot UK Holdco Ltd., Term Loan B, 4.75%, 10/03/23		4,985	4,993,724
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		2,803	2,809,029
Creative Artists Agency LLC, Term Loan B, 5.00%, 12/17/21		908	914,556
Employbridge LLC, Exit Term Loan, 7.50%, 5/16/20		518	466,543
GCA Services Group, Inc., 2016 Term Loan, 5.98%, 3/01/23		1,264	1,274,707
KAR Auction Services, Inc., Term Loan B3, 4.38%, 3/09/23		905	915,917
Livingston International, Inc., 1st Lien Term Loan, 5.50%, 4/18/19		832	792,528
Prime Security Services Borrower LLC, 2016 Incremental Term Loan B1, 4.75%, 5/02/22		798	803,418
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		3,084	3,050,289
US Security Associates Holdings, Inc., 2016 Term Loan, 6.00%, 7/14/23		1,675	1,675,000
Waste Industries USA, Inc., 2016 Term Loan, 3.50%, 2/27/20		647	648,383

			26,718,117
Communications Equipment — 1.2%
Applied Systems, Inc.:
1st Lien Term Loan, 4.00%, 1/25/21		570	572,205
2nd Lien Term Loan, 7.50%, 1/24/22		534	538,941
Avaya, Inc., Term Loan B7, 6.25%, 5/29/20		937	811,628
CommScope, Inc., Term Loan B5, 3.25%, 12/29/22		549	554,258
Riverbed Technology, Inc., 2016 Term Loan, 5.00%, 4/24/22		2,295	2,313,692
Zayo Group LLC, Term Loan B, 3.75%, 5/06/21		4,338	4,349,568

			9,140,292
Construction & Engineering — 0.4%
AECOM Technology Corp., 2014 Term Loan B, 3.75%, 10/15/21		138	138,183
CNT Holdings III Corp., Term Loan B, 5.25%, 1/22/23		647	651,872

Floating Rate Loan Interests (c)	Par (000)		Value
Construction & Engineering (continued)
Safway Group Holding LLC, Term Loan B, 5.75%, 8/19/23	USD	2,285	$2,296,425

			3,086,480
Construction Materials — 0.3%
Filtration Group Corp.:
1st Lien Term Loan, 4.25%, 11/21/20		1,580	1,581,511
Delayed Draw Term Loan, 6.50%, 11/21/20		1,081	1,072,642

			2,654,153
Containers & Packaging — 0.7%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/21		425	428,497
Berry Plastics Holding Corp., Term Loan H, 3.75%, 10/01/22		3,990	4,013,258
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		1,027	1,027,669

			5,469,424
Distributors — 0.3%
American Builders & Contractors Supply Co., Term Loan B, 3.50%, 10/31/23		2,322	2,330,528
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		296	290,453

			2,620,981
Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc., 2016 Term Loan B, 3.50%, 11/30/23		2,993	2,999,297
Serta Simmons Holdings LLC:
1st Lien Term Loan, 4.50%, 11/08/23		3,420	3,409,329
2nd Lien Term Loan, 8.50%, 10/21/24		885	880,575
ServiceMaster Company, 2016 Term Loan B, 3.11%, 11/03/23		4,880	4,868,825

			12,158,026
Diversified Financial Services — 0.3%
AlixPartners LLP, 2016 Term Loan B, 4.00%, 7/28/22		1,690	1,694,583
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		262	262,510

			1,957,093

16	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)	Par (000)		Value
Diversified Telecommunication Services — 2.3%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.25%, 6/06/19	USD	808	$811,892
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		1,748	1,748,885
2nd Lien Term Loan, 9.75%, 2/12/21		1,063	1,021,792
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		8,605	8,669,537
2019 Term Loan, 4.00%, 8/01/19		1,305	1,317,872
Telenet International Finance Sarl, Term Loan AF, 3.08%, 1/31/25		2,780	2,774,440
Telesat Canada, Term Loan B, 4.00%, 11/17/23		1,350	1,351,121

			17,695,539
Electric Utilities — 1.1%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 4.25%, 6/30/17		6,104	6,133,455
TEX Operations Co. LLC:
Exit Term Loan B, 5.00%, 8/04/23		1,491	1,505,160
Exit Term Loan C, 5.00%, 8/04/23		340	343,396

			7,982,011
Energy Equipment & Services — 0.1%
Weatherford International Ltd., Term Loan, 2.91%, 7/13/20		1,045	990,096
Food & Staples Retailing — 1.9%
Albertsons LLC:
2016 Term Loan B4, 4.50%, 8/25/21		3,810	3,812,727
2016 Term Loan B5, 4.75%, 12/21/22		543	544,557
Hostess Brands LLC, 2016 1st Lien Term Loan, 4.00%, 8/03/22		2,818	2,833,801
Rite Aid Corp.:
5.75%, 8/21/20		695	697,175
4.88%, 6/21/21		1,475	1,482,375
US Foods, Inc., 2016 Term Loan B, 4.00%, 6/27/23		4,813	4,838,735

			14,209,370
Food Products — 1.5%
Blue Ribbon LLC, Term Loan, 5.00%, 11/13/21		1,541	1,493,547

Floating Rate Loan Interests (c)	Par (000)		Value
Food Products (continued)
Chobani LLC, 1st Lien Term Loan, 5.25%, 10/07/23	USD	1,085	$1,096,534
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,576	1,579,004
Pinnacle Foods Finance LLC:
2016 Term Loan I, 3.33%, 1/13/23		720	725,412
Term Loan G, 3.39%, 4/29/20		1,846	1,853,735
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		1,801	1,698,396
2nd Lien Term Loan, 10.75%, 11/01/19		724	598,509
Reynolds Group Holdings, Inc., 2016 Term Loan, 4.25%, 2/05/23		2,211	2,221,932

			11,267,069
Health Care Equipment & Supplies — 2.0%
Alere, Inc., 2015 Term Loan B, 3.61%, 6/18/22		1,566	1,550,783
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		2,199	2,201,395
Cotiviti Corp., Term Loan B, 3.61%, 9/28/23		2,306	2,303,733
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		2,661	2,548,207
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		1,533	1,490,206
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		2,687	2,664,689
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		2,260	2,211,281

			14,970,294
Health Care Providers & Services — 5.1%
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		626	618,503
Amsurg Corp., 1st Lien Term Loan B, 5.25%, 7/16/21		1,906	1,906,150
CHG Healthcare Services, Inc., 2016 Term Loan B, 4.75%, 6/07/23		2,164	2,173,864
Community Health Systems, Inc.:
Term Loan F, 4.19%, 12/31/18		1,218	1,178,487
Term Loan G, 3.75%, 12/31/19		1,537	1,451,466
Term Loan H, 4.00%, 1/27/21		323	304,547
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, 6.50%, 2/07/22		1,428	1,430,478

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)	Par (000)		Value
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21	USD	6,852	$6,869,406
Envision Healthcare Corp., Term Loan:
2016 B, 3.61%, 11/09/23		5,195	5,201,494
5.75%, 5/25/18		1,078	1,076,452
B2, 6.00%, 10/28/22		799	799,210
inVentiv Health, Inc., 2016 Term Loan B, 4.75%, 9/28/23		2,825	2,830,721
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.00%, 6/07/23		2,272	2,297,489
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		672	670,365
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 3.75%, 10/20/22		1,330	1,339,150
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		1,538	1,532,581
Surgery Center Holdings, Inc., 1st Lien Term Loan, 4.75%, 11/03/20		1,349	1,345,140
Surgical Care Affiliates, Inc., Incremental Term Loan B, 3.75%, 3/17/22		989	991,010
Team Health, Inc., 2016 Term Loan, 3.84%, 11/23/22		2,586	2,582,331
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		1,117	1,045,382
Vizient, Inc., 2016 Term Loan B, 5.00%, 2/13/23		1,333	1,344,641

			38,988,867
Health Care Technology — 0.5%
IMS Health Incorporated, 2016 Term Loan B, 3.50%, 3/17/21		2,550	2,564,770
Press Ganey Holdings, Inc., 1st Lien Term Loan, 4.25%, 10/21/23		945	945,000

			3,509,770
Hotels, Restaurants & Leisure — 4.4%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		2,323	2,320,569
2nd Lien Term Loan, 8.00%, 8/01/22		2,200	2,181,888
Boyd Gaming Corp.:
Term Loan B, 4.00%, 8/14/20		825	829,613
Term Loan B2, 3.53%, 9/15/23		605	608,122

Floating Rate Loan Interests (c)	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20	USD	1,638	$1,604,814
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		4,176	4,203,598
Caesars Entertainment Operating Co., Inc., Term Loan B7, 5.00%, 3/01/17		1,685	1,945,653
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		8,346	8,392,735
CCM Merger, Inc., Term Loan B, 4.00%, 8/08/21		999	1,003,794
ESH Hospitality, Inc., 2016 Term Loan B, 3.75%, 8/30/23		1,870	1,881,987
Four Seasons Holdings Inc., Term Loan B, 4.00%, 11/21/23		215	216,748
Hilton Worldwide Finance LLC:
Term Loan B1, 3.50%, 10/26/20		135	135,211
Term Loan B2, 3.08%, 10/25/23		758	762,891
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		455	452,330
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		1,601	1,610,395
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		520	521,478
Term Loan B, 4.00%, 2/19/19		712	717,201
Scientific Games International, Inc.:
2014 Term Loan B1, 6.00%, 10/18/20		966	976,120
2014 Term Loan B2, 6.00%, 10/01/21		983	991,401
Station Casinos LLC, 2016 Term Loan B, 3.75%, 6/08/23		1,142	1,151,423
Yum! Brands Inc., 1st Lien Term Loan B, 3.30%, 6/16/23		908	915,994

			33,423,965
Household Products — 0.3%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		770	769,067
Spectrum Brands, Inc., 2016 Term Loan, 3.25%, 6/23/22		1,772	1,788,555

			2,557,622
Independent Power and Renewable Electricity Producers — 1.0%
Calpine Construction Finance Co., LP, Term Loan B1, 3.09%, 5/03/20		795	784,705

18	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)	Par (000)		Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corp., Term Loan B6, 4.00%, 1/15/23	USD	1,171	$1,177,837
Dynegy, Inc., Escrow, 5.00%, 6/27/23		4,154	4,171,181
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		1,678	1,661,778
Term Loan C, 5.00%, 12/19/21		75	74,420

			7,869,921
Industrial Conglomerates — 0.4%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		374	347,705
Vertiv Co., Term Loan B, 6.50%, 9/29/23		2,935	2,903,830

			3,251,535
Insurance — 1.2%
Alliant Holdings I, Inc., Incremental Term Loan B2, 5.25%, 8/12/22		1,197	1,201,788
AssuredPartners, Inc., 2016 Term Loan B, 5.75%, 10/21/22		1,146	1,150,458
Asurion LLC:
Term Loan B1, 5.00%, 5/24/19		470	471,852
Term Loan B4, 5.00%, 8/04/22		2,445	2,459,254
Hub International Ltd., Term Loan B, 4.25%, 10/02/20		906	906,358
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,628	1,617,569
2nd Lien Term Loan, 6.75%, 2/28/22		1,650	1,637,625

			9,444,904
Internet & Direct Marketing Retail — 0.3%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 4.14%, 8/19/23		2,026	2,042,385
Internet Software & Services — 0.7%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		2,395	2,409,843
Rackspace Hosting, Inc., 1st Lien Term Loan, 5.00%, 11/03/23		2,780	2,802,935
W3 Co., 2nd Lien Term Loan, 9.25%, 9/11/20		289	115,710

			5,328,488

Floating Rate Loan Interests (c)	Par (000)		Value
IT Services — 1.8%
Cision US Inc., Term Loan B, 7.00%, 6/16/23	USD	1,142	$1,102,882
First Data Corp., 2016 Term Loan, 3.58%, 3/24/21		9,310	9,346,414
Vantiv LLC, 2014 Term Loan B, 3.25%, 10/14/23		798	801,775
WEX, Inc., Term Loan B, 4.25%, 7/01/23		2,469	2,491,304

			13,742,375
Machinery — 0.7%
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		634	636,816
Term Loan B3, 4.25%, 8/30/20		192	192,712
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/26/21		560	563,525
Navistar International Corp., Term Loan B, 6.50%, 8/07/20		763	768,559
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,484	1,488,253
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,057	1,836,660

			5,486,525
Media — 6.1%
Altice US Finance I Corp., 2016 Term Loan B, 3.88%, 1/15/25		3,264	3,278,673
AMC Entertainment, Inc., Term Loan B, 4.50%, 12/15/23		665	668,325
CBS Radio, Inc., Term Loan B, 4.50%, 10/17/23		1,393	1,399,334
Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 5.25%, 6/07/23		243	232,959
Charter Communications Operating LLC, 2016 Term Loan I, 3.50%, 1/24/23		4,587	4,628,508
CSC Holdings LLC, 2016 Term Loan, 3.88%, 10/11/24		3,050	3,069,063
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		1,480	1,384,368
iHeartCommunications, Inc., Term Loan D, 7.36%, 1/30/19		3,967	3,070,817
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,656	2,558,178
Live Nation Entertainment, Inc., Term Loan B, 3.34%, 10/26/23		606	607,917
MGOC, Inc., Term Loan B, 4.00%, 7/31/20		499	498,668

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016	19

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)	Par (000)		Value
Media (continued)
Mission Broadcasting, Inc., 2016 Term Loan B2, 7.25%, 9/26/23	USD	295	$295,797
Nexstar Broadcasting, Inc., 2016 Term Loan B, 3.63%, 9/21/23		3,305	3,319,503
Numericable U.S. LLC:
Term Loan B10, 4.04%, 1/13/25		2,175	2,168,888
Term Loan B7, 5.14%, 1/15/24		3,117	3,143,362
SBA Senior Finance II LLC, Term Loan B1, 3.34%, 3/24/21		1,931	1,932,068
Trader Corp., Term Loan, 5.00%, 9/28/23		1,075	1,081,267
Tribune Media Co., Term Loan, 3.75%, 12/27/20		2,561	2,567,046
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		4,256	4,254,050
UPC Financing Partnership, Term Loan AN, 4.08%, 8/31/24		927	930,179
Virgin Media Investment Holdings Ltd., Term Loan F, 3.50%, 6/30/23		3,057	3,073,019
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		1,561	1,561,006
Term Loan B2A, 3.50%, 1/15/22		941	940,738
Term Loan B3, 3.70%, 1/15/22		292	292,314

			46,956,047
Metals & Mining — 0.5%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		530	74,200
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		2,827	2,832,163
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, 6.50%, 9/30/23		515	519,187

			3,425,550
Multiline Retail — 0.4%
Dollar Tree, Inc., Term Loan B3, 3.06%, 7/06/22		650	654,899
Hudson’s Bay Co., 2015 Term Loan B, 4.25%, 9/30/22		882	887,272
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,560	1,414,716

			2,956,887

Floating Rate Loan Interests (c)	Par (000)		Value
Oil, Gas & Consumable Fuels — 2.2%
California Resources Corp.:
Second Out Term Loan, 11.38%, 12/31/21	USD	1,845	$2,006,437
Term Loan A, 3.61%, 10/01/19		1,644	1,574,052
Chesapeake Energy Corp., Term Loan, 8.50%, 8/23/21		1,947	2,079,262
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		826	835,172
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		1,403	727,958
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		3,425	3,218,277
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		1,407	1,375,001
PowerTeam Services LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		200	198,500
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,206	1,142,338
Seventy Seven Operating LLC, Term Loan B, 3.89%, 6/25/20		187	168,763
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		42	31,899
Southcross Holdings Borrower LP, Exit Term Loan B, 3.50%, 4/13/23		86	64,346
Ultra Resources, Inc., Revolver, 1.00%, 4/06/17 (a)(e)		1,674	1,561,005
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		1,880	1,884,853

			16,867,863
Personal Products — 0.4%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		945	951,068
Revlon Consumer Products Corp., 2016 Term Loan B, 4.25%, 9/07/23		1,945	1,946,556

			2,897,624
Pharmaceuticals — 3.2%
Akorn, Inc., Term Loan B, 5.25%, 4/16/21		1,349	1,359,531
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		4,637	4,636,774
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		2,215	2,203,207

20	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)	Par (000)		Value
Pharmaceuticals (continued)
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.46%, 2/27/21	USD	3,686	$3,713,510
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		4,132	4,140,906
NBTY, Inc., Term Loan B, 5.00%, 5/05/23		883	883,202
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 5.25%, 12/11/19		1,005	994,305
Series D2 Term Loan B, 5.00%, 2/13/19		1,475	1,461,271
Series E Term Loan B, 5.25%, 8/05/20		1,447	1,429,066
Series F1 Term Loan B, 5.50%, 4/01/22		3,299	3,268,929

			24,090,701
Professional Services — 1.5%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		1,335	1,263,369
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		750	744,718
2014 2nd Lien Term Loan, 7.50%, 7/25/22		719	675,750
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,430	3,431,090
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		5,562	5,588,227

			11,703,154
Real Estate Investment Trusts (REITs) — 0.5%
Communications Sales & Leasing, Inc., Term Loan B, 4.50%, 10/24/22		464	466,910
MGM Growth Properties LLC, 2016 Term Loan B, 3.50%, 4/25/23		3,195	3,208,221

			3,675,131
Real Estate Management & Development — 0.8%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		1,158	1,166,432
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		2,069	2,062,358
Realogy Corp., 2016 Term Loan B, 3.75%, 7/20/22		2,633	2,651,838

			5,880,628

Floating Rate Loan Interests (c)	Par (000)		Value
Road & Rail — 0.1%
SIRVA Worldwide, Inc., 2016 Term Loan, 4.00%, 11/14/22	USD	1,125	$1,099,688
Semiconductors & Semiconductor Equipment — 1.3%
Avago Technologies Cayman Ltd., Term Loan B3, 3.54%, 2/01/23		6,359	6,417,543
Cavium, Inc., Term Loan B, 3.75%, 8/16/22		600	603,750
Microsemi Corp., 2015 Term Loan B, 3.75%, 1/15/23		423	425,085
NXP BV, Term Loan F, 3.41%, 12/07/20		1,990	1,995,195
ON Semiconductor Corp., Incremental Term Loan, 3.78%, 3/31/23		645	649,031

			10,090,604
Software — 4.0%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		2,355	2,298,926
DTI Holdco, Inc., 2016 Term Loan B, 6.25%, 9/21/23		1,200	1,181,496
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,862	2,856,109
Informatica Corp., Term Loan, 4.50%, 8/05/22		3,703	3,620,682
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		708	665,141
Kronos Incorporated:
1st Lien Term Loan, 5.00%, 11/01/23		2,615	2,620,727
2nd Lien Term Loan, 9.25%, 10/04/24		1,175	1,203,094
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		1,988	1,982,558
2nd Lien Term Loan, 8.50%, 10/11/21		1,250	1,231,250
RP Crown Parent LLC, 2016 Term Loan B, 4.50%, 10/12/23		2,004	2,013,729
SolarWinds, Inc., 2016 Term Loan, 5.50%, 2/05/23		2,494	2,509,785
Solera LLC, Term Loan B, 5.75%, 3/03/23		1,015	1,025,688
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		1,770	1,772,097
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.00%, 7/08/22		2,496	2,513,583
2015 Term Loan B2, 4.00%, 7/08/22		288	290,029
Tibco Software Inc., Term Loan B, 6.50%, 12/04/20		1,924	1,918,332

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016	21

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Floating Rate Loan Interests (c)	Par (000)		Value
Software (continued)
Vertafore, Inc., 2016 1st Lien Term Loan, 4.75%, 6/30/23	USD	1,160	$1,162,900

			30,866,126
Specialty Retail — 1.3%
Academy Ltd., 2015 Term Loan B, 5.00%, 7/01/22		1,043	959,441
Bass Pro Group LLC:
Asset Sale Term Loan, 7.00%, 5/04/18		655	653,775
Term Loan B, 7.00%, 11/04/23		750	743,970
Leslie’s Poolmart, Inc., 2016 Term Loan, 5.25%, 8/16/23		835	841,263
Michaels Stores, Inc., 2016 Term Loan B1, 3.75%, 1/27/23		3,276	3,298,950
Outerwall ,Inc., 1st Lien Term Loan, 5.25%, 9/27/23		713	719,846
Party City Holdings, Inc., 2016 Term Loan, 3.75%, 8/19/22		2,290	2,300,829
Things Remembered, Inc., 2016 Term Loan, 11.00%, 2/29/20		1,233	530,220

			10,048,294
Technology Hardware, Storage & Peripherals — 0.4%
Dell Inc., 2016 Term Loan B, 4.00%, 9/07/23		3,065	3,092,983
Textiles, Apparel & Luxury Goods — 0.3%
Ascend Performance Materials LLC, Term Loan B, 6.50%, 8/12/22		2,500	2,489,827
Thrifts & Mortgage Finance — 0.2%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		1,490	1,498,764
Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc., Term Loan B, 3.50%, 10/01/22		584	585,998
HD Supply, Inc.:
Incremental Term Loan B1, 3.59%, 8/13/21		1,955	1,960,138
Incremental Term Loan B2, 3.63%, 10/17/23		1,915	1,924,575
Nexeo Solutions LLC, 2016 Term Loan, 5.25%, 6/09/23		244	246,018

			4,716,729
Wireless Telecommunication Services — 1.8%
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 0.00%, 6/15/20 (d)		8,700	8,090,951
LTS Buyer LLC, 1st Lien Term Loan, 4.09%, 4/13/20		3,836	3,840,929

Floating Rate Loan Interests (c)	Par (000)		Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22	USD	2,074	$2,093,554

			14,025,434
Total Floating Rate Loan Interests — 66.8%			511,141,177

Investment Companies — 4.0%
iShares iBoxx $ High Yield Corporate Bond ETF (i)		357,180	30,592,467

Non-Agency Mortgage-Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (b)(c)	USD	1,263	1,262,529

Other Interests (j)	Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A		1,154	12
Electric Utilities — 0.0%
Texas Competitive Electric Holding, 5.00%, 10/10/17		2,375	47,500
Household Durables — 0.6%
Stanley Martin, Class B Membership Units (k)		2	4,517,707
Total Other Interests — 0.6%			4,565,219

Preferred Securities
Capital Trusts (l)	Par (000)
Banco Bilbao Vizcaya Argentaria SA, 6.75% (c)		200	195,489
Banco Popular Espanol SA, 8.25% (c)		200	183,256
Banco Santander SA, 6.25% (c)		200	190,510
Bank of America Corp., Series X, 6.25% (c)		1,100	1,094,511
Barclays PLC, 7.88% (c)		200	196,500
BNP Paribas SA, 7.38% (b)(c)		200	199,000
Citigroup, Inc., Series N, 5.80% (c)		1,100	1,094,500
Cooperatieve Rabobank UA, 6.63% (c)		200	221,451

22	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Capital Trusts (l)	Par (000)		Value
Credit Agricole SA, 6.50% (c)	USD	100	$107,156
DCP Midstream LLC, 5.85% (b)(c)		115	97,750
Enel SpA, 6.50% (c)		100	112,734
Enel SpA, 7.75% (c)		100	134,869
Gas Natural Fenosa Finance BV, 3.38% (c)		100	96,646
Goldman Sachs Group, Inc., Series L, 5.70% (c)		750	756,562
HBOS Capital Funding LP, 6.85%		100	101,125
Intesa Sanpaolo SpA, 7.00% (c)		400	402,743
JPMorgan Chase & Co., Series V, 5.00% (c)		780	758,550
Lanxess AG, 4.50% (c)		50	52,280
Repsol International Finance BV, 4.50% (c)		100	95,656
Royal Bank of Scotland Group PLC, 8.63% (c)		246	242,003
SES SA 12/99 1, 5.63% (c)		100	105,720
Societe Generale SA, 7.38% (b)(c)		200	192,500
Solvay Finance SA, 5.12% (c)		100	111,560
Telefonica Europe BV, 3.75% (c)		100	100,156
Telefonica Europe BV, 4.20% (c)		200	211,228
Telefonica Europe BV, 5.00% (c)		100	107,349
TOTAL SA, 3.88% (c)		100	111,284
UBS Group AG, 5.75% (c)		200	217,553
Total Capital Trusts — 1.0%			7,490,641

Preferred Stock — 0.0%	Shares
Capital Markets — 0.0%
Goldman Sachs Group, Inc., Series J, 0.00% (c)(g)(l)		13,550	340,511

Trust Preferred — 0.2%	Par (000)	Value
Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 2/15/40, 8.13% (c)	59,219	$1,485,139
Total Preferred Securities — 1.2%		9,316,291

Warrants	Shares
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	3,049	3,729
Total Long-Term Investments (Cost — $1,133,327,687) — 144.6%		1,105,838,067

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.25% (i)(m)	577,152	577,152
Total Short-Term Securities (Cost — $577,152) — 0.1%		577,152
Options Purchased (Cost — $5,867) — 0.0%		—
Total Investments (Cost — $1,133,910,706*) — 144.7%		1,106,415,219
Liabilities in Excess of Other Assets — (44.7)%		(341,455,135)

Net Assets — 100.0%		$764,960,084

* As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$1,139,543,324

Gross unrealized appreciation		$20,008,825
Gross unrealized depreciation		(53,136,930)

Net unrealized depreciation		$(33,128,105)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate as of period end.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Zero-coupon bond.

(g)	Convertible security.

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016	23

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

(h)	When-issued security.

(i)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2016	Shares Purchased		Shares Sold	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	5,011,655	—		(5,011,655)[1]	—	—	$2,378	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	577,152	[2]	—	577,152	$577,152	734	—
iShares iBoxx $ High Yield Corporate Bond ETF	267,180	90,000		—	357,180	30,592,467	936,227	—
Total						$31,169,619	$939,339	—

[1] Represents net shares sold.
[2] Represents net shares purchased.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	All or a portion of security is held by a wholly owned subsidiary.

(l)	Perpetual security with no stated maturity date.

(m)	Current yield as of period end.

•   For Fund compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(1)	Euro BOBL	December 2016	$139,296	$561
(2)	Euro Bund Futures	December 2016	$341,399	4,396
Total				$4,957

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	538,000	USD	397,927	Morgan Stanley & Co. International PLC	12/05/16	$2,588
EUR	230,000	USD	243,834	Australia and New Zealand Bank Group	12/05/16	(45)
USD	401,508	CAD	538,000	BNP Paribas S.A.	12/05/16	993
USD	32,126	EUR	29,000	Goldman Sachs International	12/05/16	1,387
USD	11,372,102	EUR	10,377,000	Goldman Sachs International	12/05/16	372,975
USD	1,970,354	GBP	1,620,000	Royal Bank of Scotland PLC	12/05/16	(56,666)
USD	10,822,054	EUR	10,176,000	Goldman Sachs International	1/05/17	16,157
USD	44,789	EUR	42,000	Morgan Stanley & Co. International PLC	1/05/17	189
USD	1,931,963	GBP	1,547,000	Royal Bank of Scotland PLC	1/05/17	(5,827)
Total						$331,751

24	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD 942.86	6	—

Centrally Cleared Credit Default Swaps — Sell Protection

Issuer / Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America High Yield Index, Series 26, Version 1	5.00%	6/20/21	B+	$14,500	$289,162
Markit iTraxx XO, Series 26, Version 1	5.00%	12/20/21	B+	$80	(581)
Total					$288,581

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Appreciation
CNH Industrial NV	5.00%	BNP Paribas S.A.	12/20/20	BB+	EUR 21	$2,915	$2,019	$896
[1] Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Portfolio Abbreviations

CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
OTC	Over-the-Counter
PIK	Payment-In-Kind
USD	United States Dollar

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016	25

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$16,701,161	$10,736,624	$27,437,785
Common Stocks	$566,293	166,490	1,569,131	2,301,914
Corporate Bonds	—	511,175,065	8,041,891	519,216,956
Floating Rate Loan Interests	—	489,591,828	21,549,349	511,141,177
Investment Companies	30,592,467	—	—	30,592,467
Non-Agency Mortgage-Backed Securities	—	1,262,529	—	1,262,529
Other Interests	—	—	4,565,219	4,565,219
Capital Trusts	—	7,490,641	—	7,490,641
Preferred Stock	340,511	—	—	340,511
Trust Preferred	1,485,139	—	—	1,485,139
Warrants	—	—	3,729	3,729
Unfunded Floating Rate Loan Interests	—	4,847	—	4,847
Short-Term Securities	577,152	—	—	577,152

Total	$33,561,562	$1,026,392,561	$46,465,943	$1,106,420,066

26	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Foreign currency exchange contracts	—	$394,289	—	$394,289
Credit contracts	—	290,058	—	290,058
Interest rate contracts	$4,957	—	—	4,957
Liabilities:
Foreign currency exchange contracts	—	(62,538)	—	(62,538)
Credit contracts	—	(581)	—	(581)

Total	$4,957	$621,228	—	$626,185

[1] Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$815,356	—	—	$815,356
Cash pledged:
Centrally cleared swaps	790,000	—	—	790,000
Futures contracts	7,000	—	—	7,000
Foreign currency at value	954,617	—	—	954,617
Liabilities:
Bank borrowings payable	—	$(315,000,000)	—	(315,000,000)

Total	$2,566,973	$(315,000,000)	—	$(312,433,027)

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016	27

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening balance, as of February 29, 2016	$426,470	$5,724,520	$8,918,270	$26,851,447	$3,123,012	$10,056	$45,053,775
Transfers into Level 3[1]	1,500	—	—	8,045,563	—	—	8,047,063
Transfers out of Level 3[2]	—	(2,615,445)	(1,304,448)	(13,626,556)	—	—	(17,546,449)
Accrued discounts/premiums	—	4,833	2,833	61,636	—	—	69,302
Net realized gain (loss)	36,859	—	8,374	(1,388,141)	—	—	(1,342,908)
Net change in unrealized appreciation (depreciation)[3]	1,187,837	354,265	68,062	2,972,809	1,613,815	(6,327)	6,190,461
Purchases	9,346	7,268,451	357,386	9,066,791	10,950	—	16,712,924
Sales	(92,881)	—	(8,586)	(10,434,200)	(182,558)	—	(10,718,225)
Closing balance, as of November 30, 2016	$1,569,131	$10,736,624	$8,041,891	$21,549,349	$4,565,219	$3,729	$46,465,943

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2016[3]	$1,187,837	$354,265	$68,062	$1,718,940	$1,577,265	$(6,327)	$4,900,042

[1]    As of February 29, 2016, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2016, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of February 29, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

28	BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Debt Strategies Fund, Inc. (DSU)

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $31,788,683. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Methodologies	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$1,536,215	Market Approach	Last 12 Months EBITDA Multiple[1]	4.13x — 6.38x
			Current Fiscal Year EBITDA Multiple[1]	5.38x — 6.38x
			EBITDA Multiple[1]	7.25x
			Marketability Discount[2]	20.00%
			Volatility[1]	30.00%
			Time to Exit[2]	1 year
Corporate Bonds	8,041,889	Income Approach	Discount Rate[2]	10.40%
		Market Approach	EBITDA Multiple[1]	7.25x
			Marketability Discount[2]	20.00%
			Volatility[1]	30.00%
			Time to Exit[2]	1 year
Floating Rate Loan Interests	530,220	Market Approach	2017 EBITDA Multiple[1]	3.25x
Other Interests & Warrants	4,568,936	Market Approach	Estimated Acquisition Price[1]	—
			Delta Adjustment Based on Daily Movement in the Common Equity[1]	18.00%
			Recovery Rate[1]	—

Total	$14,677,260

[1] Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[2] Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

BLACKROCK DEBT STRATEGIES FUND, INC.	NOVEMBER 30, 2016	29

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date: January 23, 2017